CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 19,601	$ 20,300	$ 14,576
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	10,021	9,625	8,717
Stock-based compensation	1,955	1,349	1,067
Amortization of premium and accrued interest on marketable securities	(516)	(453)	(225)
Net changes in operating assets and liabilities
Trade receivables, net	(5,435)	1,893	(6,637)
Other operating assets	(3,309)	(1,229)	127
Deferred tax assets, net	1,664	2,169	(1,020)
Trade payables	1,101	1,511	(3,297)
Other operating liabilities	2,223	4,134	8,469
Deferred revenues and customer advances	(1,035)	1,300	(223)
Accrued severance pay, net	(231)	(159)	7
Net cash provided by operating activities	26,039	40,440	21,561
Cash flows from investing activities:
Purchase of property and equipment	(4,664)	(2,815)	(1,468)
Capitalized software development costs	(5,545)	(6,032)	(6,094)
Net cash paid for acquisitions (b)	(4,382)	(2,934)	(2,064)
Investment in marketable securities	(9,017)	(7,678)	(34,906)
Proceeds from sales of marketable securities	13,898	1,499	1,543
Restricted cash, net	1,393	(893)	239
Net cash used in investing activities	(8,317)	(18,853)	(42,750)
Cash flows from financing activities:
Proceeds from employee stock options exercised	890	1,568	1,569
Distribution to ultimate parent for a business acquisition under common control (c)	(1,440)	(8,482)	0
Repayment of loan	(824)	0	0
Distribution of dividend	(9,786)	(7,186)	0
Dividend to non-controlling interest	(73)	(77)	(106)
Net cash provided by (used in) financing activities	(11,233)	(14,177)	1,463
Effect of exchange rate changes on cash	68	(459)	(3,187)
Increase (decrease) in cash and cash equivalents	6,557	6,951	(22,913)
Cash and cash equivalents at beginning of year	54,351	47,400	70,313
Cash and cash equivalents at end of year	60,908	54,351	47,400
Supplemental cash flow activities:
Interest paid	48	6	5
Interest received	(1,321)	(1,199)	(604)
Income taxes	1,196	2,234	665
Other long term liabilities
Working capital, net (excluding cash and cash equivalents)	1,547	(1,221)	(228)
Other long term assets	(2,089)	(183)	0
Other long term liabilities	1,420	1,424	0
Goodwill and other intangible assets	(5,260)	(3,903)	(2,013)
Contingent payments	0	949	0
Redeemable non-controlling interest	0	0	177
Fair Value Of Net Assets Acquired	(4,382)	(2,934)	(2,064)
Non-cash transactions:
Loan and contingent payments to ultimate parent	$ 0	$ (2,333)	$ 0